Recovery of Erroneously Awarded Compensation - Restatement Determination Date [Axis]: 2023-10-31	12 Months Ended
Dec. 31, 2025
Erroneously Awarded Compensation Recovery [Table]
Restatement Determination Date	Oct. 31, 2023
Erroneous Compensation Analysis

In October 2023, the Compensation Committee enhanced our Clawback Policy by making the following amendments:

•	removed the “at fault” requirement to pursue a clawback;
•	expanded the population subject to the clawback to include both current and former executive officers;
•	eliminated Board/Compensation Committee discretion to pursue a clawback; and
•	expanded the clawback triggers to include both material and non-material financial restatements, as well as other qualifying triggering events not related to restatements, as may be applicable.

The Clawback Policy complies with and exceeds the SEC requirements, as the clawback can be triggered for reasons separate from and in addition to financial restatements and provides the Compensation Committee discretion to clawback performance and/or time-based equity awards.